Acquisitions and Disposals - Summary of Investment in Associates and Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Contingent consideration paid	£ 91	£ 73	£ 338
Cash (outflow)/inflow	(1,443)	£ (1,269)	6,037
Cash flows in 2015 [member]
Disclosure of detailed information about business combination [line items]
Cash consideration			7,355
Cash and cash equivalents acquired/(divested)			399
Deferred cash proceeds			(38)
Contingent consideration paid			(338)
Transaction costs and other			(109)
Cash (outflow)/inflow			7,269
2017 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration	198
Transaction costs and other	(2)
Cash (outflow)/inflow	196
Investment associates and joint ventures [member]
Disclosure of detailed information about business combination [line items]
Cash consideration			571
Net book value of shares			(143)
Reclassification of exchange from other comprehensive income			(30)
Transaction fees			(7)
Other items			(5)
Profit on disposal			386
Investment associates and joint ventures [member] | 2017 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration	198
Net book value of shares	92
Reclassification of exchange from other comprehensive income	7
Transaction fees	5
Profit on disposal	94
Business combinations [member] | Cash flows in 2015 [member]
Disclosure of detailed information about business combination [line items]
Cash consideration			(3,585)
Cash and cash equivalents acquired/(divested)			404
Contingent consideration paid			(338)
Transaction costs and other			(22)
Cash (outflow)/inflow			(3,541)
Business combinations [member] | 2017 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration	256
Cash and cash equivalents acquired/(divested)	(6)
Contingent consideration paid	39
Transaction costs and other	(7)
Cash (outflow)/inflow	282
Business disposals [member] | Cash flows in 2015 [member]
Disclosure of detailed information about business combination [line items]
Cash consideration			10,369
Cash and cash equivalents acquired/(divested)			(5)
Deferred cash proceeds			(38)
Transaction costs and other			(80)
Cash (outflow)/inflow			10,246
Associates and JV disposal [member] | Cash flows in 2015 [member]
Disclosure of detailed information about business combination [line items]
Cash consideration			571
Transaction costs and other			(7)
Cash (outflow)/inflow			£ 564
Associates and JV disposal [member] | 2017 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration	(15)
Cash (outflow)/inflow	£ (15)